Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities [abstract]
Amount payable to credit card companies	₩ 1,187,450	₩ 1,092,180